Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Civil Aviation Development Fund and airport tax payable	¥ 1,937	¥ 2,012
Payable for purchase of property, plant and equipment	2,070	1,608
Sales agent deposits	592	597
Other taxes payable	426	443
Deposit received for chartered flights	214	186
Others	2,002	1,727
Total	¥ 7,241	¥ 6,573	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).